Finance debt (Tables)	6 Months Ended
Jun. 30, 2024
Finance Debt
Schedule of balance by type finance debt

In Brazil	06.30.2024	12.31.2023
Banking market	2,456	2,262
Capital market	2,792	3,130
Development banks (1)	585	698
Others	2	1
Total	5,835	6,091
Abroad
Banking market	4,871	6,303
Capital market	13,762	14,384
Export credit agency	1,702	1,870
Others	151	153
Total	20,486	22,710
Total finance debt	26,321	28,801
Current	4,617	4,322
Non-current	21,704	24,479
(1)	It includes BNDES, FINAME and FINEP.

Schedule of current finance debt

	06.30.2024	12.31.2023
Short-term debt	12	4
Current portion of long-term debt	4,124	3,776
Accrued interest on short and long-term debt	481	542
Total	4,617	4,322

Schedule of changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2023	6,090	22,711	28,801
Proceeds from finance debt	557	10	567
Repayment of principal (1)	(158)	(2,177)	(2,335)
Repayment of interest (1)	(203)	(795)	(998)
Accrued interest (2)	240	774	1,014
Foreign exchange/ inflation indexation charges	110	300	410
Translation adjustment	(800)	(338)	(1,138)
Balance at June 30, 2024	5,836	20,485	26,321

	In Brazil	Abroad	Total
Balance at December 31, 2022	4,907	25,047	29,954
Proceeds from finance debt	12	50	62
Repayment of principal (1)	(208)	(1,237)	(1,445)
Repayment of interest (1)	(144)	(846)	(990)
Accrued interest (2)	212	877	1,089
Foreign exchange/ inflation indexation charges	82	(173)	(91)
Translation adjustment	398	268	666
Modification of contractual cash flows	(17)	-	(17)
Balance at June 30, 2023	5,242	23,986	29,228
(1)	It includes pre-payments.
(2)	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Schedule of cash flows reconciliation

			Jan-Jun/2024			Jan-Jun/2023
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	567	(2,335)	(998)	62	(1,445)	(990)
Deposits linked to finance debt (1)		17	3		(37)	(14)
Net cash used in financing activities	567	(2,318)	(995)	62	(1,482)	(1,004)
(1)	Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

Schedule of summarized information on current and non-current finance debt

Maturity in	2024	2025	2026	2027	2028	2029 onwards	Total (1)	Fair Value

Financing in U.S.Dollars (US$):	1,661	2,512	1,460	2,148	1,536	9,046	18,363	18,036
Floating rate debt (2)	1,416	1,916	1,119	1,468	523	428	6,870
Fixed rate debt	245	596	341	680	1,013	8,618	11,493
Average interest rate p.a.	6.7%	6.2%	6.5%	5.9%	5.4%	6.6%	6.5%
Financing in Brazilian Reais (R$):	447	270	440	128	130	4,121	5,536	5,225
Floating rate debt (3)	77	129	125	34	34	2,773	3,172
Fixed rate debt	370	141	315	94	96	1,348	2,364
Average interest rate p.a.	6.5%	8.0%	8.3%	8.7%	8.8%	7.5%	7.8%
Financing in Euro (€):	−	306	−	−	132	458	896	890
Fixed rate debt	−	306	−	−	132	458	896
Average interest rate p.a.	0.0%	4.6%	0.0%	0.0%	4.6%	4.7%	4.6%
Financing in Pound Sterling (£):	35	16	585	−	−	890	1,526	1,491
Fixed rate debt	35	16	585	−	−	890	1,526
Average interest rate p.a.	6.2%	6.2%	6.2%	0.0%	0.0%	6.5%	6.3%
Total as of June 30, 2024	2,143	3,104	2,485	2,276	1,798	14,515	26,321	25,642
Average interest rate	6.6%	6.5%	6.9%	6.5%	6.3%	6.6%	6.6%
Total as of December 31, 2023	4,322	3,066	2,551	2,547	1,816	14,499	28,801	29,329
Average interest rate	5.8%	5.8%	6.3%	6.1%	5.9%	6.5%	6.4%
(1)	The average maturity of outstanding debt as of June 30, 2024 is 11.76 years (11.38 years as of December 31, 2023).
(2)	Operations with variable index + fixed spread.
(3)	Operations with variable index + fixed spread, if applicable.

Schedule of finance debt (undiscounted), including face value and interest payments

Maturity	2024	2025	2026	2027	2028	2029 and thereafter	06.30.2024	12.31.2023
Principal	1,702	3,100	2,536	2,324	1,920	15,064	26,646	29,181
Interest	901	1,601	1,470	1,224	1,021	15,236	21,453	22,541
Total (1)	2,603	4,701	4,006	3,548	2,941	30,300	48,099	51,722
(1)	A maturity schedule of the lease arrangements (nominal amounts) is set out in note 25.

Schedule of lines of credit

						06.30.2024
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV (1)	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV	Syndicate of banks	3/27/2019	2/27/2026	2,050	−	2,050
Total				7,050	−	7,050

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	360	−	360
Petrobras (1)	Banco do Brasil	10/4/2018	10/4/2029	720	−	720
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	59	−	59
Total				1,139	−	1,139
(1)	On April 08, 2024, Petrobras reduced part of the Revolving Credit Facility to US$ 4,110 compared to the US$ 5,000 contracted in 2021. Thus, US$ 5,000 will be available for withdrawal until November 16, 2026 and US$ 4,110 from November 16, 2026, to November 16, 2028. On June 18, 2024, Petrobras renewed the RCF with Banco do Brasil, extending its maturity to October 4, 2029, and increasing its amount from US$ 360 (R$ 2 billion) to US$ 720 (R$ 4 billion).